Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of preparation

Basis of preparation

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards issued by the International Accounting Standards Board.

The consolidated financial statements have been prepared on historical cost basis, except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2 Share-based Payment, leasing transactions that are within the scope of IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as net realizable value in IAS 2 Inventories or value in use in IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group can access at the measurement date;
●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
●	Level 3 inputs are unobservable inputs for the asset or liability. Level 3 inputs are unobservable inputs for the asset or liability.

Basis of consolidation

Basis of consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group. One subsidiary was acquired during the year ended March 31, 2026. No subsidiaries were acquired during the years ended March 31, 2025 and 2024.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and balance sheet respectively.

Foreign currencies

Foreign currencies

Functional and presentation currency

The functional currencies of the Company are the local currency of the country in which the subsidiaries operate. The Company’s consolidated financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect on that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated statements of financial position. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component in accumulated other comprehensive income included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income (loss).

Since the Company operates primarily in Hong Kong, the Company’s functional currency is Hong Kong dollar (“HK$”). The Company’s consolidated financial statements have been translated into the reporting currency of U.S. Dollars (“US$”).

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31,	March 31,	March 31,
	2026	2025	2024
HK$ Balance sheet items, except for equity accounts	US$1= HK$7.8400	US$1= HK$7.7799	US$1=HK$7.8259
HK$ Items in the statements of income and cash flows	US$1= HK$7.8038	US$1= HK$7.7930	US$1=HK$7.8247
RMB balance sheet items, except for equity accounts	N/A	N/A	US$1=RMB 7.2203
RMB Items in the statements of income and cash flows	N/A	N/A	US$1=RMB 7.1671

Segment reporting

Segment reporting

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.

The Group did not allocate or manage the resources of different revenue streams by companies or business units. Therefore, the Group’s management reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Group has only one reportable segment. The Company operates and manages its business in Hong Kong as a single segment. As the Company’s long-lived assets are substantially all located in the Hong Kong and substantially all the Company’s revenues are incurred within Hong Kong, no geographical segments are presented.

Revenue recognition

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Company will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

When the contract contains a financing component which provides the customer a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. When the contract contains a financing component which provides the Company a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15. Currently, the Company’s contracts with its customers do not include financial benefit for more than one year.

Nature and timing of satisfaction of performance obligations for each of the revenue streams are as follows:

Revenue from resale of OTC pharmaceutical products (procurement and distribution)

The Company sells OTC pharmaceutical products to various wholesalers. In accordance with the contracts signed between the Company and customers, the Company promises to deliver a batch of specific pharmaceutical products, which is identified as a performance obligation, and only one obligation can be identified. For all the Company’s sales contracts, the sales amount is fixed. No significant variable consideration is involved. Performance obligation is satisfied at the point in time when control of the OTC pharmaceutical products is transferred to the customers, generally on delivery and acceptance of the goods, because the Company does not have a right to payment for the performance completed before the customer acceptance and the customer cannot simultaneously receive and consume the benefit from the products provided by the Company. The Company does not have any further performance obligations after the customer acceptance. The Company presents revenues from such transactions on a gross basis in the consolidated statement of income and comprehensive income (loss), as the Company acts as a principal to take inventory risks of these goods.

Revenue from consignment sales of OTC pharmaceutical products (consignment sales)

The Company sells OTC pharmaceutical products to customers through certain sales agents. In accordance with the contracts signed between the Company and the sales agent, the Company promises to deliver a batch of specific pharmaceutical products, which is identified as a performance obligation. For all the Company’s consignment sales contracts, the sales price is fixed, and no significant variable consideration is involved. Performance obligation is satisfied at the point in time when control of the OTC pharmaceutical products are transferred to the customers. Although we contracted directly with the sales agent, the revenue is recognized upon the products are sold to end customers and the proceeds are collected properly. The products kept by the sales agent before sold out to the end customers are recorded as consignment inventories. The Company does not have any further performance obligations after products are accepted and sold to end customers. The Company presents revenues from such transactions on a gross basis in the consolidated statement of income and comprehensive income (loss), as the Company acts as a principal to take inventory risks of these goods.

Revenue from providing varied logistics services (supply chain services)

The Company provided types of logistics services in connection to goods transported from different countries to be delivered to customers located in Hong Kong or mainland China. These services include international transportation and customs clearance service, storage service, packing and labeling services, Customs clearance service, mainland China delivery service, etc. Some contracts (hereby is called “distinct services”) are signed to include varied performance obligations independent from each other with distinct price for each type of service, while some contracts (hereby is called “packaged services”) are signed to include types of performance obligations with sequence to be delivered and the customer could receive and accept the packaged services when the last obligation is completed. As such, the Company considered the packaged services as one distinct performance obligation. Performance obligation is satisfied in time when the customers received and accepted the service, which represents the distinct obligation service is completed. Customers confirm the services accepted and the corresponding amount with the Company on a monthly basis. The Company presents revenues from such transactions on a gross basis in the consolidated statement of income and comprehensive income (loss), as the Company acts as a principal to provide a type of logistics service or a package of logistics services and take a full obligation to provide such services even if the suppliers are not able to deliver service.

Some of the contracts include penalty clause to adjust down the price to the Company if the Company are not able to meet certain logistics requirements. The Company estimates the penalty amount as a liability at each period end and adjusts the revenue accordingly. When the amount is confirmed by the customer, the liability will be revised accordingly. As of March 31, 2026, 2025 and 2024, the liability is zero.

Other revenue

Other revenue represents the revenue from sales of packing materials and sample products. Performance obligation is satisfied at the point in time when control of the goods are transferred to the customers, generally on delivery and acceptance of the goods. The Company presents revenues from such transactions on a gross basis in the consolidated statement of income and comprehensive income (loss), as the Company acts as a principal to take inventory risks of these goods.

Other income

Other income includes government grants and penalty income. Subsidy income is recognized upon receiving the government grants. The government grants during the year ended March 31, 2026 represents the maternity benefit. No government grants were recorded during the years ended March 31, 2025. The government grants during the year ended March 31, 2024 represents the special subsidy for the disable employees and for the Company maintained employees during COVID period, respectively.

Borrowing costs

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Retirement benefit costs

Retirement benefit costs

Pursuant to the relevant regulations of the Hong Kong government, the Group’s subsidiaries located in the Hong Kong participate in a Mandatory Provident Fund, which is a government retirement benefits scheme (the “Scheme”), whereby they contribute a prescribed percentage of the basic salaries of their employees to the Scheme to fund their retirement benefits. Once the Scheme has been funded via contributions by the Group’s participating subsidiaries, Hong Kong government takes responsibility for the retirement benefits obligations of all existing and future retired employees of those subsidiaries located in the Hong Kong; accordingly, the only obligation of the Group with respect to the Scheme is to pay the on-going required contributions as long as the employees maintain employment with the Group. There are no provisions under the Scheme whereby forfeited contributions may be used to reduce future contributions. These plans are considered defined contribution plans. The Group has no legal or constructive obligations to pay further contributions after its payment of the fixed contributions into the pension schemes. Contributions to pension schemes are recognized as an expense in the period in which the related service is performed.

Taxation

Taxation

The tax expense for the period comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case the tax is also recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognized as temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the assets to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Leasing

Leasing

IFRS 16 Leases requires lessees to recognize assets and liabilities for most leases based on a ‘right-of-use model’ which reflects that, at the commencement date, a lessee has a financial obligation to make lease payments to the lessor for its right to use the underlying asset during the lease term. The lessor conveys that right to use the underlying asset at lease commencement, which is the time when it makes the underlying asset available for use by the lessee.

IFRS 16 defines a lease term as the noncancellable period for which the lessee has the right to use an underlying asset including optional periods when an entity is reasonably certain to exercise an option to extend (or not to terminate) a lease.

Under IFRS 16 lessees may also elect not to recognize assets and liabilities for leases with a lease term of 12 months or less. In such cases a lessee recognizes the lease payments in profit or loss on a straight-line basis over the lease term. The exemption is required to be applied by class of underlying assets. Lessees can also make an election for leases for which the underlying asset is of low value. This election can be made on a lease-by-lease basis.

A lessee’s early termination of a lease contract constitutes a lease modification under IFRS 16, whereby the contractual lease term is fully curtailed prior to its original maturity date, with immediate cessation of the right-of-use asset utilization. For all lease modifications that result in partial or full lease termination (including voluntary early termination by the Company as lessee), the lease liability is remeasured based on the revised terminated lease term and revised termination-related lease payments at the modification effective date, using the Company’s updated incremental borrowing rate or the lease’s implicit rate (where determinable). The carrying amount of the right-of-use asset is proportionately reduced to reflect the terminated portion of the lease. Any net difference arising from the derecognition of the adjusted lease liability and the write-down of the related right-of-use asset, together with any applicable early termination penalties, is recognized immediately in profit or loss as a net gain or loss on lease termination in the reporting period of termination.

Under a lease longer than 1 year, the lessees are required to recognize right-of-use asset (“ROU assets”) and lease liabilities. ROU assets represent the Company’s right to use an underlying asset for the lease term and are recognized as the amount of the lease liabilities, adjusted for any prepaid or accrued lease payments, net of lease incentives received, unamortized initial direct costs, or impairment charges relating to the right-of-use-asset. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and are recognized at the present value of the future lease payments at the lease commencement date. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources to reflect the terms of the lease and type of the asset leased. The Company’s lease terms include options to renew or terminate the lease when it is reasonably certain that it will exercise the option.

Any lease with a term of 12 months or less is considered short-term. As permitted by IFRS 16, short-term leases are excluded from the ROU asset and lease liabilities accounts on the consolidated statements of financial position. Consistent with all other operating leases, short-term lease expenses are recorded on a straight-line basis over the lease term.

Leasehold improvements

Leasehold improvements

Leasehold improvements, principally comprising costs of office buildings and warehouse renovation, are held for administrative and logistics processing purposes. Leasehold improvements are initially measured at cost and amortized systematically over its useful life.

Property, plant and equipment

Property, plant and equipment

Property, plant and equipment (“PPE”) are stated at cost less subsequent accumulated depreciation and accumulated impairment losses.

Depreciation is provided to write off the cost of items of property, plant and equipment other than construction in progress over their estimated useful lives and after taking into account of their estimated residual value, using the straight-line method.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising from de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is de-recognized.

Intangible assets

Intangible assets

Intangible assets, principally comprising software purchased. Separately acquired software is shown at historical cost. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. The software is amortized over 5 years, using the straight-line method.

Inventories

Inventories

Inventories, comprising of packing materials and merchandise inventories, are stated at the lower of cost and net realizable value. Costs of inventories are determined using the weighted average method for each type of inventory initially recorded at purchase cost. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Deferred IPO costs	Deferred IPO costs Deferred IPO costs represent costs associated with the Company’s shares offering, which will be netted against the gross proceeds from the Company’s shares offering.
Investment for funds

Investment for funds

Investment for funds represent an investment into an open-end fund with redemption period one year after its initial investment. As the fund does not declare a definite time and amount for investor to redeem, the investment’s object is not considered to collect contractual cash flows. As a result, the investment for funds is classified as a financial asset at fair value through profit or loss.

Crypto assets

Crypto assets

The Group accounts for crypto assets in accordance with the IFRIC June 2019 Agenda Decision and IAS 38 Intangible Assets. Crypto assets held by the Group are not issued by a central bank, do not constitute legal tender, and do not provide the Group with an enforceable contractual right to receive fixed cash flows from any third party. Accordingly, such crypto assets are neither cash, cash equivalents nor financial assets under IAS 32 and IFRS 9.

The Group’s ordinary business does not include trading of digital assets for short-term profit. Crypto assets are held for operational purposes, including settlement of supplier payments and occasional disposal, and therefore do not qualify as inventory under IAS 2. The Group classifies such crypto assets as identifiable non-monetary intangible assets with indefinite useful lives.

Crypto assets are initially measured at fair value at the transaction date when received as non-cash consideration. The Group applies the cost model for subsequent measurement, whereby crypto assets are carried at cost less accumulated impairment losses. No amortization is recognized. In accordance with IAS 36, the Group assesses impairment indicators at each reporting date. Any impairment losses are recognized in profit or loss and cannot be reversed in subsequent periods, even if market prices recover.

Crypto assets are derecognized upon disposal, transfer for settlement of obligations or when no future economic benefit is expected. Gains and losses arising from derecognition are recognized in profit or loss.

Trade receivables

Trade receivables

Timing of revenue recognition may differ from the timing of invoicing to customers. Trade receivables represent amounts invoiced and revenues recognized prior to invoicing when the Company has satisfied the Company’s performance obligation and has the unconditional rights to payment.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand and deposits held at call with banks.
Restricted cash

Restricted cash

Restricted cash represents the cash deposited in the escrow account managed by online platforms (sales agents). The cash in the escrow account is used to be compensated to ending customers who bought the goods through the online platforms, in case certain ending customers ask for return or other quality claims.

Share-based payments

Share-based payments

Shares granted to employees

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.

The fair value of the equity-settled share-based payments determined at the grant date without taking into consideration all non-market vesting conditions is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest, with a corresponding increase in equity (shares held under share award scheme). At the end of each reporting period, the Group revises its estimate of the number of equity instruments expected to vest based on assessment of all relevant non-market vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to the share-based payments reserve. For shares that vest immediately at the date of grant, the fair value of the shares granted is expensed immediately to profit or loss.

Shares granted to non-employees

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service. The fair value of the goods or services received are recognized as expenses (unless the goods or services qualify for recognition as assets).

When shares granted are vested, the amount previously recognized in share-based payment reserve will be transferred to share premium.

Financial instruments — investments and other financial assets

Financial instruments — investments and other financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition”.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

The Group measures financial assets at amortized cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows.
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the income statement when the asset is derecognized, modified or impaired.

Financial assets at fair value through other comprehensive income (debt instruments)

The Group measures debt instruments at fair value through other comprehensive income if both of the following conditions are met:

●	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling.
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For debt instruments at fair value through other comprehensive income, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the income statement and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in other comprehensive income. Upon derecognition, the cumulative fair value change recognized in other comprehensive income is recycled to the income statement.

Financial assets at fair value through other comprehensive income (equity investments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity investments designated at fair value through other comprehensive income when they meet the definition of equity under HKAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to the income statement. Dividends are recognized as other income in the income statement when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in other comprehensive income. Equity investments designated at fair value through other comprehensive income are not subject to impairment assessment.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not sole payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through other comprehensive income, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the income statement. This category includes derivative financial instruments and structured bank deposits.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in the income statement. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

Financial instruments — impairment of financial assets

The Group recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 120 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Debt instruments at fair value through other comprehensive income and financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below.

Stage 1 — Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 — Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 — Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For trade receivables that contain a significant financing component and lease receivables, the Group chooses as its accounting policy to adopt the simplified approach in calculating ECLs with policies as described above.

Financial instruments — derecognition of financial assets

Financial instruments — derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated balance sheet) when:

●	the rights to receive cash flows from the asset have expired; or
●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Financial instruments — financial liabilities

Financial instruments — financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs. The Group’s financial liabilities include trade payables, other payables, financial liabilities included in accruals and interest-bearing bank borrowings.

Subsequent measurement

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the income statement.

Financial instruments — derecognition of financial liabilities

Financial instruments — derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the income statement.

Financial instruments — offsetting financial instruments

Financial instruments — offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Capital and Reserves

Capital and Reserves

Share capital represents the nominal value of shares that have been issued by the Group. Share capital is determined using the nominal value of shares that have been issued.

Retained profits include all current and prior period results as determined in the consolidated statement of comprehensive income.

Foreign currency translation reserve arising on the translation are included in the currency translation reserve.

All transactions with owners of the Group are recorded separately within equity.

Earnings/(loss) per share

Earnings/(loss) per share

Basic earnings per share (“EPS”) are computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Potential dilutive securities are excluded from the calculation of diluted EPS in loss periods as their effect would be anti-dilutive.

The preparation of financial statements in conformity with IFRS requires management to exercise judgment in the process of applying the Group’s accounting policies and requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and reported amount of revenue and expenses during the reporting period. The following estimates that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year are disclosed below.